Business Combination (Allocation of Consideration Based on Fair Value, Ruifeng) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 01, 2013 Ruifeng [Member]
Business Acquisition [Line Items]
Cash consideration				$ 2,403
Shares consideration				7,593
Total				9,996
Cash				15
Other current assets				1,949
Fixed assets				735
Identifiable intangible assets acquired				1,742
Goodwill	76,020	17,958	0	9,050
Payables to third party business partners				(2,663)
Other liability assumed				(832)
Total				$ 9,996